Stock-Based Compensation (Details) - Schedule of stock based compensation black-Scholes option-pricing model - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) - Schedule of stock based compensation black-Scholes option-pricing model [Line Items]
Dividend yield
Fair value of Common Stock (in Dollars)		$ 1.34
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of stock based compensation black-Scholes option-pricing model [Line Items]
Expected volatility	69.66%	67.45%
Fair value of Common Stock (in Dollars)	$ 1.9
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of stock based compensation black-Scholes option-pricing model [Line Items]
Expected volatility	71.02%	70.36%
Fair value of Common Stock (in Dollars)	$ 13.05